CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS	7 Months Ended
Dec. 31, 2020 USD ($)
Cash Flows from Operating Activities:
Net income (loss)	$ (17,900,526)
Adjustments to reconcile net income to net cash provided by operating activities:
Change in fair value of warrant liabilities	16,902,902
Transaction costs associated with the Initial Public Offering	715,720
Interest earned on marketable securities held in Trust Account	(105,431)
Changes in operating assets and liabilities:
Prepaid expenses	(275,652)
Accounts payable and accrued expenses	208,129
Net cash used in operating activities	(454,858)
Cash Flows from Investing Activities:
Investment of cash into Trust Account	(334,215,700)
Net cash provided by investing activities	(334,215,700)
Cash Flows from Financing Activities:
Proceeds from issuance of Class B common stock to Sponsor	25,000
Proceeds from sale of Units, net of underwriting discounts paid	327,531,386
Proceeds from sale of Private Placement Warrants	9,700,000
Repayment of promissory note - related party	(52,250)
Payment of offering costs	(287,780)
Net cash used in financing activities	336,916,356
Net Change in Cash	2,245,798
Cash - Beginning	0
Cash - Ending	2,245,798
Non-cash investing and financing activities:
Accretion to Class A common stock subject to possible redemption	30,832,371
Offering costs included in accrued offering costs	126,000
Offering costs paid through promissory note	52,250
Deferred underwriting fee payable	$ 11,697,550